INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Raw materials	1,066	606
Work in process	177	225
Finished products	176	134
	1,419	965